Risks Uncertainties (Details Narrative) - Customer Concentration Risk	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sales Revenue, Net [Member]
Concentration Risk, Percentage	0.82%	0.67%	69.00%	74.00%
Number of customer			Two	Three
Accounts Receivable [Member]
Concentration Risk, Percentage	0.94%	0.99%	78.00%	93.00%
Number of customer			Four	Three